Employee benefits	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Employee benefits

13.	Employee benefits

Employee benefits are all forms of consideration given by an entity in exchange for service rendered by employees or for the termination of employment. It also includes expenses with directors and management. Such benefits include salaries, post-employment benefits, termination benefits and other benefits.

	06.30.2023	12.31.2022
Liabilities
Short-term employee benefits	1,387	1,452
Termination benefits	167	192
Post-employment benefits	12,620	11,246
Total	14,174	12,890
Current	2,198	2,215
Non-current	11,976	10,675

13.1.	Short-term employee benefits

	06.30.2023	12.31.2022
Variable compensation program - PPP	322	489
Accrued vacation and 13th salary	714	505
Salaries and related charges and other provisions	279	327
Profit sharing	72	131
Total	1,387	1,452
Current	1,350	1,421
Non-current (1)	37	31

(1)	Remaining balance relating to the four-year deferral of 40% of the PPP portion of executive officers and the upper management

The Company recognized the following amounts in the statement of income:

Expenses recognized in the statement of income	Jan-Jun/2023	Jan-Jun/2022	Apr-Jun/2023	Apr-Jun/2022
Salaries, accrued vacations and related charges	(1,604)	(1,458)	(857)	(780)
Variable compensation program - PPP (1)	(271)	(247)	(131)	(129)
Profit sharing (1)	(67)	(65)	(32)	(34)
Management fees and charges	(5)	(5)	(3)	(2)
Total	(1,947)	(1,775)	(1,023)	(945)

(1)	It includes adjustments to provisions related to previous years.

13.1.1.	Variable compensation programs

Performance award program (PPP)

As of June 30, 2023, the Company had paid US$ 557 regarding the PPP for 2022, since the related metrics relating to the Company’s and individual performances were achieved in 2022.

Regarding the PPP for 2023, the Company is revising the model for this program. However, due to the expectation of maintaining the program with a similar nature of 2022, in the six-month period ended June 30, 2023, the Company provisioned US$ 270 referring to this program for 2023 (US$ 247 for the same period of 2022), recorded in other income and expenses.

Profit Sharing (PLR)

In the six-month period ended June 30, 2023, the Company settled US$ 134 related to the PLR 2022, considering the current agreement for the PLR, approved by the Secretariat of Management and Governance of State-owned Companies (SEST), which provides that only employees without managerial functions will be entitled to receive profit sharing with individual limits according to their remuneration.

In the six-month period ended June 30, 2023, the Company provisioned US$ 67 referring to PLR for 2023 (US$ 65 for the same period of 2022), recorded in other income and expenses.

13.2.	Termination benefits

Termination benefits are employee benefits provided in exchange for the termination of labor contract as a result of either: i) the Company’s decision to terminate the labor contract before the employee’s normal retirement date; or ii) an employee’s decision to accept an offer of benefits in exchange for the termination of their employment.

The Company has voluntary severance programs (PDV), specific for employees of the corporate segment and of divestment assets, which provide for the same legal and indemnity advantages.

For the current programs, there are 11,745 adhesions accumulated through June 30, 2023 (11,688 through December 31, 2022).

Changes to the provisions for termination benefits are presented as follows:

	Jan-Jun/2023	Jan-Jun/2022
Opening Balance	192	349
Effects in the statement of income	(6)	4
Enrollments	4	4
Revision of provisions	(10)	−
Effects in cash and cash equivalents	(33)	(155)
Terminations in the period	(33)	(155)
Translation adjustment	14	26
Closing Balance	167	224
Current	70	123
Non-current	97	101

Recognition of the provision for expenses occur as employees enroll to the programs.

The Company disburse the severance payments in two installments, one at the time of termination and the remainder one year after the termination.

As of June 30, 2023, from the balance of US$ 167, US$ 30 refers to the second installment of 565 retired employees and US$137 refers to 1,225 employees enrolled in voluntary severance programs with expected termination by September 2025.

13.3.	Employee benefits (post-employment)

The Company maintains a health care plan for its employees in Brazil (active and retiree) and their dependents (Saúde Petrobras), and five other major types of post-employment pension benefits (collectively referred to as “pension plans”).

The following table presents the balance of post-employment benefits:

	06.30.2023	12.31.2022
Liabilities
Health Care Plan - Saúde Petrobras	6,536	5,813
Petros Pension Plan - Renegotiated (PPSP-R)	3,940	3,606
Petros Pension Plan - Non-renegotiated (PPSP-NR)	1,140	1,041
Petros Pension Plan - Renegotiated - Pre-70 (PPSP-R Pre 70)	437	284
Petros Pension Plan - Non-renegotiated - Pre-70 (PPSP-NR Pre 70)	378	339
Petros 2 Pension Plan (PP-2)	189	163
Total	12,620	11,246
Current	778	719
Non-current	11,842	10,527

Health Care Plan

The health care plan is managed by Petrobras Health Association (Associação Petrobras de Saúde – APS), a nonprofit civil association, and includes prevention and health care programs. The plan covers all employees and retirees and is open to future employees.

Benefits are paid by the Company based on the costs incurred by the participants. The financial participation of the Company and the beneficiaries on the expenses are provided for in the Collective Bargaining Agreement (ACT), being 60% by the Company and 40% by the participants.

Pension plans

The management of the supplementary pension plans sponsored by the Company is under the responsibility of Fundação Petrobras de Seguridade Social – Petros, which was established by Petrobras as a non-profit, private legal entity with administrative and financial autonomy.

The net obligation with pension plans recorded by the Company is measured in accordance with the requirements of IFRS which has a different measurement methodology to that applicable to pension funds, regulated by the Conselho Nacional de Previdência Complementar - CNPC.

The table below presents the reconciliation of the deficit of Petros Plan registered by Petros Foundation as of December 31, 2022 with the net actuarial liability registered by the Company:

	PPSP-R (1)	PPSP-NR (1)
Deficit registered by Petros	330	341
Ordinary and extraordinary future contributions - sponsor	4,212	1,079
Contributions related to the TFC - sponsor	691	391
Financial assumptions (interest rate and inflation), changes in fair value of plan assets and actuarial valuation method	(1,343)	(431)
Net actuarial liability recorded by the Company	3,890	1,380

(1)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

On March 29, 2023, the Deliberative Council of Petros approved the financial statements of the pension plans sponsored by the Company for the year ended December 31, 2022.

Deficit Settlement Plan 2021 referring to the PPSP-R plan

On November 10, 2022, Petros' Foundation Deliberative Council approved a plan to settle the deficit registered by the PPSP-R in 2021. On April 1, 2023, this plan was implemented, following a favorable decision held on March 17, 2023 by the SEST.

This deficit, amounting to US$ 1,676 (R$ 8,515 million) as of June 30, 2023, must be settled on an equal basis between sponsors and participants, of which US$ 790 (R$ 4,012 million) will be paid by Petrobras, during the lifetime of the plan. The deduction from the payroll of participants, relating to these extraordinary payments, began in April 2023.

13.3.1.	Changes in the actuarial liabilities recognized in the statement of financial position

Net actuarial liabilities represent the obligations of the Company, net of the fair value of plan assets (when applicable), at present value.

Changes in the actuarial liabilities related to pension and healthcare plans with defined benefit characteristics is presented as follows:

	Pension Plans			Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras
Balance at December 31, 2022	3,890	1,380	163	5,813	11,246
Recognized in the Statement of Income	242	82	15	420	759
Current service cost	5	1	5	71	82
Net interest	237	81	10	349	677
Recognized in Equity - other comprehensive income	109	−	−	−	109
Remeasurement effects (2)	109	−	−	−	109
Cash effects	(198)	(60)	(3)	(190)	(451)
Contributions paid	(184)	(54)	(3)	(190)	(431)
Payments related to Term of financial commitment (TFC)	(14)	(6)	−	−	(20)
Other changes	334	116	14	493	957
Others	−	−	−	1	1
Translation Adjustment	334	116	14	492	956
Balance at June 30, 2023	4,377	1,518	189	6,536	12,620

(1)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(2)	It relates to a complement of 2022.

	Pension Plans			Health Care Plan	Other plans	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras
Balance at December 31, 2021	4,050	1,169	165	4,485	11	9,880
Recognized in the Statement of Income	233	74	17	309	−	633
Current service cost	5	1	7	53	−	66
Net interest	228	73	10	256	−	567
Cash effects	(1,156)	(371)	−	(162)	−	(1,689)
Contributions paid	(141)	(47)	−	(162)	−	(350)
Payments related to Term of financial commitment (TFC)	(1,015)	(324)	−	−	−	(1,339)
Other changes	274	79	10	287	(10)	640
Others	−	−	1	1	(11)	(9)
Translation Adjustment	274	79	9	286	1	649
Balance at June 30, 2022	3,401	951	192	4,919	1	9,464

(1)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

The net expense with pension and healthcare plans is presented below:

		Pension Plans		Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras
Related to active employees (cost of sales and expenses)	(24)	(4)	(7)	(147)	(182)
Related to retirees (other income and expenses)	(218)	(78)	(8)	(273)	(577)
Net costs for Jan-Jun/2023	(242)	(82)	(15)	(420)	(759)
Related to active employees (cost of sales and expenses)	(17)	(3)	(10)	(112)	(142)
Related to retirees (other income and expenses)	(216)	(71)	(7)	(197)	(491)
Net costs for Jan-Jun/2022	(233)	(74)	(17)	(309)	(633)

(1)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

		Pension Plans		Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras
Related to active employees (cost of sales and expenses)	(12)	(2)	(4)	(75)	(93)
Related to retirees (other income and expenses)	(112)	(40)	(4)	(140)	(296)
Net costs for Apr-Jun/2023	(124)	(42)	(8)	(215)	(389)
Related to active employees (cost of sales and expenses)	(9)	(2)	(5)	(57)	(73)
Related to retirees (other income and expenses)	(111)	(36)	(4)	(102)	(253)
Net costs for Apr-Jun/2022	(120)	(38)	(9)	(159)	(326)

(1)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

13.3.2.	Contributions

In the six-month period ended June 30, 2023, the Company contributed with US$ 451 (US$ 1,689 in the same period of 2022 , including US$ 1,339 related to Term of financial commitment) the defined benefit plans (reducing the balance of obligations of these plans, as presented in note 13.3.1), and with US$ 102 and US$ 1, respectively, to the defined contribution portions of PP-2 and PP-3 plans (US$ 90 for PP-2 and US$ 1 for PP-3 in the same period of 2022).

The contribution to the defined benefit portion of the PP-2, which had been suspended in July 2012, was restored in April 2023, pursuant to a decision by the Petros Foundation's Deliberative Council. Thus, a portion of the monthly contribution will be destined to risk coverage (payment of sickness allowance, reclusion allowance, lump sum death benefit and minimum guarantees) to reduce the balance of the actuarial liability.